Consolidated statements of shareholders' equity (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of shareholders' equity
Share issuance cost upon initial/follow-on public offering	$ 740	$ 839